Related party balances and transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party balances and transactions

Note 15 – Related party balances and transactions

Related party balances

Other receivable – related party

Name of Related Party	Relationship	Nature	As of December 31, 2025	As of December 31, 2024

Alex Lai Kum Weng	Director of CKHP	Employee advance	$8,625	$19,497

Other payables – related parties

Name of Related Party	Relationship	Nature	As of December 31, 2025	As of December 31, 2024
Kent Ridge Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Operating expense paid on behalf of the Company	395,779	395,779
Meng Dong (James) Tan	Shareholder of the Company	Operating expense paid on behalf of the Company	2,181	2,181
Chong Yew Yen	Director of CKHP (resigned on July 31, 2024) and shareholder of the Company	Operating expense paid on behalf of the Company	230	230
8i Enterprises Pte Ltd (“8iEPL”) (1)	Meng Dong (James) Tan who is the shareholders of this entity is also a the shareholder of the Company	Advisory services fee payable	315,000	135,000
8i Digital services Pte Ltd (“8i Digital”)	Meng Dong (James) Tan who is a shareholders of this entity is also a shareholder of the Company	Advisory services fee payable	21,948	21,952
Vivian Tay	Interim Chief Financial Officer of the Company	Operating expense paid on behalf of the Company	2,849	-
Alfred Lim	Chief Executive Officer, an executive director and shareholder of the Company	Operating expense paid on behalf of the Company	52,114	264
Total			$790,101	$555,406

(1)	A balance of $135,000 was converted into the Company’s ordinary shares in March 2024. See Note 16. On March 16, 2024, the Company entered into a consultancy agreement (the “Consultancy Agreement”) with 8i Enterprises Pte Ltd (“8iEPL”) for a term of 12 months to engage 8iEPL’s services in connection with merger and acquisition advisory services, including advisory for acquisition of Fortress Cove and its subsidiaries which is 40% owned by Meng Dong (James) Tan before the acquisition. As of December 31, 2025 and 2024, the Company had accrued $315,000 and $135,000 advisory service fee pertaining to this Consultancy Agreement, respectively.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Short term loans – related parties

See Note 12 for details.

Convertible notes – related parties

See Note 12 for details.

Related party transaction

Acquisition of Fortress Cove

The acquisition of Fortress Cove and its subsidiary CKHP closed on May 8, 2024. Meng Dong (James) Tan, a significant shareholder of EUDA, who holds 17.8% of the currently issued and outstanding ordinary shares of the EUDA, is also a 40% shareholder of Fortress Cove Limited. See Note 5 for details.

Consulting agreements with 8iEPL

On March 16, 2024, the Company entered into a consultancy agreement (the “Consultancy Agreement”) with 8iEPL for a term of 12 months to engage 8iEPL’s services in connection with merger and acquisition advisory services. The Consultancy Agreement had been renewed for an additional 12 months term in March 2025. As of December 31, 2025 and 2024, the Company had accrued $315,000 and $135,000, respectively, in advisory service fees related to this Consultancy Agreement.

IT professional consulting service from 8i Digital

From August 2024 to October 2024, the Company engaged 8i Digital to provide IT professional consulting services. As of December 31, 2025, the Company had accrued $21,948 for this service.

Revenue - related parties

For the year ended December 31, 2025, the Company generated revenue from stem cell treatment services provided to related parties, including Eric Lew, the Company’s Chairman, and Alfred Lim, the Company’s Chief Executive Officer, in the amounts of $2,784 and $6,190, respectively. No revenue from related parties was recognized for the years ended December 31, 2024 and 2023.